NET (LOSS)/INCOME PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
NET (LOSS)/INCOME PER SHARE

14. NET (LOSS)/INCOME PER SHARE

The following table sets forth the computation of basic and diluted net (loss)/income per share for the periods indicated:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Basic net (loss)/income per share calculation
Numerator:
Net (loss)/income	(3,103,465)	13,172	(7,298)
Net (loss)/income attributed to ordinary shareholders for computing net (loss)/income per ordinary shares -basic	(3,103,465)	13,172	(7,298)
Denominator:
Weighted average ordinary shares outstanding used in computing net (loss)/income per ordinary shares-basic	170,790,979	172,254,080	173,725,790
Net (loss)/income per ordinary share attributable to ordinary shareholders-basic	(18.17)	0.08	(0.04)
Diluted net (loss)/income per ordinary share calculation
Denominator:
Weighted average ordinary shares basic outstanding	170,790,979	172,254,080	173,725,790
Effect of potentially diluted stock options	—	2,931,766	—
Effect of potentially diluted RSUs	—	805,638	—
Weighted average ordinary shares outstanding used in computing net (loss)/income per ordinary shares-diluted	170,790,979	175,991,484	173,725,790
Net (loss)/income per ordinary share attributable to ordinary shareholders-diluted	(18.17)	0.07	(0.04)

For the years ended December 31, 2021, 2022 and 2023, 8,204,965, 1,093,923 and 6,022,173 potential common shares in connection with RSUs and share options were excluded from the calculation of diluted net (loss)/income per ordinary share due to their anti-dilutive effect.